Investment Objectives and Goals - Eaton Vance VT Floating-Rate Income Fund - Eaton Vance VT Floating-Rate Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to provide a high level of current income.